Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in goodwill
Beginning balance	$ (11,658)	$ (11,800)
Ending balance	$ (11,825)	$ (11,658)	$ (11,800)
Group projections of pre-tax cash flows period	10 years
Post-tax weighted average cost of capital	7.00%	7.00%	7.00%
Goodwill impairment	$ 0
Cost
Disclosure of reconciliation of changes in goodwill
Beginning balance	(11,969)	$ (12,113)	$ (11,868)
Additions through business combinations (Note 25)		19	388
Exchange and other adjustments	(174)	163	143
Ending balance	(12,143)	(11,969)	(12,113)
Depreciation
Disclosure of reconciliation of changes in goodwill
Beginning balance	311	313	318
Exchange and other adjustments	7	(2)	(5)
Ending balance	$ 318	$ 311	$ 313